SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA
 ----------------------------   -----------------------    -----------------
         [Signature]                [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                  -------------------------

Form 13F Information Table Entry Total:                   116
                                                  -------------------------

Form 13F Information Table Value Total:                  225,866
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               Market                Investment Descretion          Voting Authority
          Title                   CUSIP        Value                -------------------------  ---------------------------
Name of Issuer & of Class         Number      (1000's)     Shares  (a)Sole (b)Shared (c)Other  (a)Sole (b)Shared  (c)Other
--------------------------       ----------  ---------     ------   ------- --------- -------- ------- ---------  --------

* EXXON MOBIL CORP COM            30231G102    11177       126822     126822      0        0      0         0       126822
* PRICE T ROWE GROUP INC COM      74144T108    11007       194922     194922      0        0      0         0       194922
* COCA COLA CO COM                191216100    10713       206103     206103      0        0      0         0       206103
* CONOCOPHILLIPS COM              20825C104     9245        97948      97948      0        0      0         0        97948
* JOHNSON & JOHNSON COM           478160104     8655       134514     134514      0        0      0         0       134514
* CHURCH & DWIGHT INC COM         171340102     7692       136500     136500      0        0      0         0       136500
* ISHARES TR DJ US INDEX FD       464287846     6939       109869     109869      0        0      0         0       109869
* PEABODY ENERGY CORP COM         704549104     6542        74300      74300      0        0      0         0        74300
BERKSHIRE HATHAWAY INC DEL CL B   084670207     5023         1252       1252      0        0      0         0         1252
* MICROSOFT CORP COM              594918104     4993       181504     181504      0        0      0         0       181504
* GENERAL DYNAMICS CORP COM       369550108     4799        57000      57000      0        0      0         0        57000
* INTERNATIONAL BUSINESS
  MACHS COM                       459200101     4629        39055      39055      0        0      0         0        39055
* GENERAL ELECTRIC CO COM         369604103     4443       166459     166459      0        0      0         0       166459
* PROCTER & GAMBLE CO COM         742718109     4366        71796      71796      0        0      0         0        71796
* AMERICAN EXPRESS CO COM         025816109     3977       105579     105579      0        0      0         0       105579
* ZIMMER HLDGS INC COM            98956P102     3851        56590      56590      0        0      0         0        56590
* BHP BILLITON LTD SPONSORED ADR  088606108     3616        42450      42450      0        0      0         0        42450
* BROWN FORMAN CORP CL B          115637209     3446        45600      45600      0        0      0         0        45600
* MEDCO HEALTH SOLUTIONS INC COM  58405U102     3307        70060      70060      0        0      0         0        70060
* INTERNATIONAL GAME
  TECHNOLOG COM                   459902102     3294       131850     131850      0        0      0         0       131850
* AGL RES INC COM                 001204106     3281        94876      94876      0        0      0         0        94876
* FEDEX CORP COM                  31428X106     3236        41066      41066      0        0      0         0        41066
* ROYAL DUTCH SHELL PLC
  SPONS ADR A                     780259206     3147        38519      38519      0        0      0         0        38519
* SELECT SECTOR SPDR
  TR SBI INT-ENER                 81369Y506     3129        35365      35365      0        0      0         0        35365
* BANK OF AMERICA CORPORATION COM 060505104     3109       130228     130228      0        0      0         0       130228
* LINCOLN NATL CORP IND COM       534187109     3013        66489      66489      0        0      0         0        66489
* SHAW GROUP INC COM              820280105     3009        48700      48700      0        0      0         0        48700
* SUNRISE SENIOR LIVING INC COM   86768K106     2904       129200     129200      0        0      0         0       129200
* SCHWAB CHARLES CORP NEW COM     808513105     2776       135130     135130      0        0      0         0       135130
* PAYCHEX INC COM                 704326107     2727        87166      87166      0        0      0         0        87166
* NEWMONT MINING CORP COM         651639106     2707        51900      51900      0        0      0         0        51900
* MERCK & CO INC COM              589331107     2386        63310      63310      0        0      0         0        63310
* SELECT SECTOR SPDR TR
  SBI INT-TECH                    81369Y803     2344       102300     102300      0        0      0         0       102300
* DISNEY WALT CO COM DISNEY       254687106     2174        69690      69690      0        0      0         0        69690
* DEERE & CO COM                  244199105     2164        30000      30000      0        0      0         0        30000
* 3M CO COM                       88579Y101     2136        30688      30688      0        0      0         0        30688
* POWERSHARES ETF TRUST
  WATER RESOUR                    73935X575     2108       101800     101800      0        0      0         0       101800
* PEPSICO INC COM                 713448108     2020        31770      31770      0        0      0         0        31770
* CHATTEM INC COM                 162456107     2004        30800      30800      0        0      0         0        30800
* EQUITY RESIDENTIAL SH BEN INT   29476L107     1899        49614      49614      0        0      0         0        49614
CLARCOR INC COM                   179895107     1888        53800      53800      0        0      0         0        53800
* HCP INC COM                     40414L109     1644        51674      51674      0        0      0         0        51674
* SPDR TR UNIT SER 1              78462F103     1626        12703      12703      0        0      0         0        12703
* CAMECO CORP COM                 13321L108     1625        37910      37910      0        0      0         0        37910
* COUSINS PPTYS INC COM           222795106     1589        68800      68800      0        0      0         0        68800
* RIO TINTO PLC SPONSORED ADR     767204100     1535         3100       3100      0        0      0         0         3100
* IDEXX LABS INC COM              45168D104     1487        30500      30500      0        0      0         0        30500
* AT&T INC COM                    00206R102     1425        42288      42288      0        0      0         0        42288
* CISCO SYS INC COM               17275R102     1316        56560      56560      0        0      0         0        56560
TEXAS PAC LD TR SUB CTF PROP I T  882610108     1262        23700      23700      0        0      0         0        23700
* HONEYWELL INTL INC COM          438516106     1247        24800      24800      0        0      0         0        24800
* CARNIVAL CORP PAIRED CTF        143658300     1216        36900      36900      0        0      0         0        36900
* AFLAC INC COM                   001055102     1170        18625      18625      0        0      0         0        18625
* UNITED TECHNOLOGIES CORP COM    913017109     1166        18900      18900      0        0      0         0        18900
* BARRICK GOLD CORP COM           067901108     1138        25000      25000      0        0      0         0        25000
* ST JOE CO COM                   790148100     1115        32500      32500      0        0      0         0        32500
* DUKE REALTY CORP COM NEW        264411505     1060        47200      47200      0        0      0         0        47200
* POTASH CORP SASK INC COM        73755L107     1040         4550       4550      0        0      0         0         4550
* STERICYCLE INC COM              858912108     1024        19800      19800      0        0      0         0        19800
* ANHEUSER BUSCH COS INC COM      035229103     1009        16240      16240      0        0      0         0        16240
* SUNTRUST BKS INC COM            867914103      955        26377      26377      0        0      0         0        26377
* SCHLUMBERGER LTD COM            806857108      935         8700       8700      0        0      0         0         8700
* HERSHEY CO COM                  427866108      892        27200      27200      0        0      0         0        27200
CROSS TIMBERS RTY TR TR UNIT      22757R109      880        14625      14625      0        0      0         0        14625
* CHEVRON CORP NEW COM            166764100      778         7850       7850      0        0      0         0         7850
* CHESAPEAKE ENERGY CORP COM      165167107      732        11100      11100      0        0      0         0        11100
* FOREST LABS INC COM             345838106      709        20400      20400      0        0      0         0        20400
* KIMBERLY CLARK CORP COM         494368103      688        11512      11512      0        0      0         0        11512
* AMERICAN INTL GROUP INC COM     026874107      674        25461      25461      0        0      0         0        25461
PIMCO CORPORATE OPP FD COM        72201B101      657        47441      47441      0        0      0         0        47441
CONSOLIDATED WATER CO INC ORD     G23773107      653        33000      33000      0        0      0         0        33000
* HOME DEPOT INC COM              437076102      645        27525      27525      0        0      0         0        27525
TIB FINL CORP COM                 872449103      642       106000     106000      0        0      0         0       106000
* WASTE MGMT INC DEL COM          94106L109      641        17000      17000      0        0      0         0        17000
* PHILIP MORRIS INTL INC
  COM ADDED                       718172109      614        12425      12425      0        0      0         0        12425
* DU PONT E I DE NEMOURS & CO COM 263534109      611        14240      14240      0        0      0         0        14240
MORGAN STANLEY INDIA INVS FD COM  61745C105      606        26932      26932      0        0      0         0        26932
* SOUTHERN CO COM                 842587107      581        16645      16645      0        0      0         0        16645
* DUKE ENERGY CORP NEW COM        26441C105      569        32740      32740      0        0      0         0        32740
* WACHOVIA CORP NEW COM           929903102      560        36029      36029      0        0      0         0        36029
* ABBOTT LABS COM                 002824100      530        10000      10000      0        0      0         0        10000
* E M C CORP MASS COM             268648102      499        34000      34000      0        0      0         0        34000
* PATRIOT COAL CORP COM           70336T104      464         3030       3030      0        0      0         0         3030
* EMERSON ELEC CO COM             291011104      445         9000       9000      0        0      0         0         9000
* WATTS WATER TECHNOLOGIES INC
  CL A                            942749102      436        17500      17500      0        0      0         0        17500
COGDELL SPENCER INC COM           19238U107      436        26800      26800      0        0      0         0        26800
* GOOGLE INC CL A                 38259P508      431          819        819      0        0      0         0          819
* JOHNSON CTLS INC COM            478366107      430        15000      15000      0        0      0         0        15000
* POWERSHARES ETF TRUST
  DYNA BUYBK A                    73935X286      422        19900      19900      0        0      0         0        19900
* MEDICAL PPTYS TRUST INC COM     58463J304      418        41350      41350      0        0      0         0        41350
SWISS HELVETIA FD INC COM         870875101      412        27133      27133      0        0      0         0        27133
* REGIONS FINANCIAL CORP NEW COM  7591EP100      402        36879      36879      0        0      0         0        36879
* PFIZER INC COM                  717081103      401        22932      22932      0        0      0         0        22932
* PETROCHINA CO LTD
  SPONSORED ADR                   71646E100      399         3100       3100      0        0      0         0         3100
GREATER CHINA FD INC COM          39167B102      389        30044      30044      0        0      0         0        30044
* DOVER CORP COM                  260003108      387         8000       8000      0        0      0         0         8000
* FPL GROUP INC COM               302571104      376         5726       5726      0        0      0         0         5726
* JOY GLOBAL INC COM              481165108      326         4300       4300      0        0      0         0         4300
* EXELON CORP COM                 30161N101      324         3600       3600      0        0      0         0         3600
* CERADYNE INC COM                156710105      302         8800       8800      0        0      0         0         8800
* JP MORGAN CHASE & CO COM        46625H100      295         8588       8588      0        0      0         0         8588
* INTUIT COM                      461202103      284        10300      10300      0        0      0         0        10300
* HARLEY DAVIDSON INC COM         412822108      279         7700       7700      0        0      0         0         7700
* AMERIPRISE FINL INC COM         03076C106      259         6380       6380      0        0      0         0         6380
* POLARIS INDS INC COM            731068102      248         6134       6134      0        0      0         0         6134
* ARCHER DANIELS MIDLAND CO COM   039483102      240         7100       7100      0        0      0         0         7100
* DOMINION RES INC VA NEW COM     25746U109      230         4840       4840      0        0      0         0         4840
* QUESTAR CORP COM                748356102      227         3200       3200      0        0      0         0         3200
* GENUINE PARTS CO COM            372460105      218         5500       5500      0        0      0         0         5500
* INTEL CORP COM                  458140100      218        10150      10150      0        0      0         0        10150
* SCANA CORP NEW COM              80589M102      216         5846       5846      0        0      0         0         5846
* NOVELL INC COM                  670006105      147        25000      25000      0        0      0         0        25000
* LSI CORPORATION COM             502161102       61        10000      10000      0        0      0         0        10000
BEVERLY HILLS BANCORP DEL COM     087866109       52        31000      31000      0        0      0         0        31000
FIDELITY SOUTHERN CORP NEW COM    316394105       49        10560      10560      0        0      0         0        10560
* SIRIUS SATELLITE RADIO INC COM  82966U103       23        12000      12000      0        0      0         0        12000
